Financial instruments and risk management	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial instruments and risk management	Financial instruments and risk management
We are exposed to several market risks, including credit risk, foreign currency risk and interest rate risk. Our policy is to reduce our exposure to these risks, where possible, within boundaries deemed appropriate by our Board. This may include the use of derivative instruments.
Credit risk
We have financial assets, including cash and cash equivalents, related party receivables, other receivables and certain amounts receivable on derivative instruments. These assets expose us to credit risk arising from possible default by the counterparty. Most of the counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance by such counterparties. We do not typically demand collateral in the normal course of business. As of December 31, 2022 (Successor), the credit exposure of derivative financial instruments is limited to our interest rate cap.
Credit risk is also considered as part of our expected credit loss provision. For details on how we estimate expected credit losses refer to Note 6 - "Current expected credit losses".
Concentration of risk
There is also a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, DNB, Credit Agricole and BTG Pactual. We consider these risks to be remote, but, from time to time, we utilize instruments such as money market deposits to manage concentration of risk with respect to cash and cash equivalents. We also have a concentration of risk with respect to customers, including affiliated companies. For details on the customers with greater than 10% of contract revenues, refer to Note 7 - "Segment information". For details on amounts due from affiliated companies, refer to Note 27 – "Related party transactions".
Foreign exchange risk
It is customary in the oil and gas industry that a majority of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.
Our foreign exchange exposures primarily relate to cash and working capital balances denominated in foreign currencies. We do not expect these exposures to cause a significant amount of fluctuation in net income and do not currently hedge them. The effect of fluctuations in currency exchange rates arising from our international operations has not had a material impact on our overall operating results.
Interest rate risk
Our exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage our floating rate debt risk through the use of a derivative agreement. On May 11, 2018, we purchased an interest rate cap for $68 million to mitigate exposure to future increases of LIBOR and, since then, have closed out 89% of this cap. Following Chapter 11 restructuring and prepayments of our external debt facilities, the notional amount now covered by the cap is $496 million. The interest rate cap is not designated as a hedge and therefore we do not apply hedge accounting. The capped rate against the 3-month US LIBOR is 2.8770% and covers the period from June 15, 2018 to June 15, 2023. The 3-month LIBOR rate as at December 31, 2022 (Successor) was 4.7673%.
The new term loan and second lien debt facilities entered on emergence from Chapter 11 proceedings are referenced to the SOFR, while the Convertible Bond is referenced to 3-month US LIBOR and has fallback provisions for reference rate benchmark changes.